Property, plant and equipment (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Total	$ 275,540,602	$ 263,887,611
Land [Member]
Statement [Line Items]
Total	$ 275,540,602	$ 263,887,611